Share capital and other equity - Non-cumulative preference shares (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Share capital and other equity
Value of shares	£ 37,188	£ 36,496	£ 41,803	[1]	£ 43,824

[1]	In 2021, the Total equity balance of £41,803 million includes £494 million attributable to Preference shareholders.